Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Cash and cash equivalents

6.Cash and cash equivalents

	2022	2021
Banks	9,491,029	11,080,569
Short–term investments	5,907,785	3,467,859
Cash	2,244	1,478
	15,401,058	14,549,906

As of December 31, 2022, the balance of cash and cash equivalents includes 1) restricted cash flow of Interconexión Eléctrica S.A. E.S.P. for $1,987,409 ($1,039,024 as of December 31, 2021), based on financing contracts and maintained, mainly, to guarantee debt service and 2) restricted cash flow mainly of Oleoducto Bicentenario for $79,870 ($71,979 as of December 31, 2021). Both will be used in the next 12 months exclusively for the payment of principal and interest on loans.

The fair value of cash and cash equivalents approximates its book value due to its short-term nature (less than three months) and its high liquidity. Cash equivalents are convertible to a known amount of cash and are subject to a non-significant risk of changes in value. The effective rate of return on cash and cash equivalents as of December 31, 2022, was 8.5% (2021 – 2.6%).

The following table reflects the credit quality of banks in which Ecopetrol Business Group has deposits and check accounts, and issuers of investments included in cash and cash equivalents:

Rating	2022	2021
AAA	5,356,966	3,892,694
F1	1,458,524	1,177,581
A	919,903	1,224,990
A-2	749,912	—
A-1	731,424	1,294,164
AA	675,596	526,127
A3	647,316	3,049
BRC1+	606,052	2,172,603
A+	543,260	—
A-	477,059	—
F1+	466,031	2,383,713
BB	463,681	106,070
BBB	425,485	1,277,357
A2	197,917	—
A1	192,594	1,032
Baa1	93,157	—
B	16,753	14,674
Aaa	10,276	27,621
AAAmmf	5,508	—
Caa3	4,385	—
Ba1	3,083	—
BRC1	1,201	1,671
CCC	1,160	4,872
AAAf	714	19,481
P-2	—	370,582
Aa3	—	11,239
C	—	6,615
Other	1,353,101	33,771
	15,401,058	14,549,906

See credit risk policy in Note 30.7.